Cash and Cash Equivalents and Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 65,408,000	$ 57,317,000
Bank deposits maturing in three months or less	41,149,000	14,013,000
Cash and cash equivalents	106,557,000	71,330,000
Bank deposits maturing over three months (note)	1,268,260,000	1,295,945,000
Cash and cash equivalents and short-term investments	$ 1,374,817,000	$ 1,367,275,000
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	92 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	185 days	186 days